Warrants (Details) - Warrants excluding pre-funded warrants - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of warrants
Outstanding, beginning of year	10,726,111	12,346,419
Exercised	(5,623,087)	(1,608,214)
Expired	(5,103,024)	(12,094)
Outstanding, end of year		10,726,111
Weighted average exercise price
Outstanding, beginning of year	$ 0.53	$ 0.53
Exercised	0.53	0.52
Expired	$ 0.53	0.4
Outstanding, end of year		$ 0.53